Dividends Declared and Paid. (Details) - COP ($) $ / shares in Units, $ in Millions	Mar. 23, 2023	Mar. 24, 2022	Dec. 31, 2023
Dividends declared and paid [Line Items]
Dividend	$ 217,392	$ 531
Annual dividend, per share (in Pesos per share)	$ 167.5	$ 237,678
Current dividend payables			$ 237,580
Almacenes Éxito S.A. [Member]
Dividends declared and paid [Line Items]
Current dividend payables			$ 217,293